Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 69,183	$ 67,728	$ 67,585
Personnel expenses
Disclosure of administrative expense [Line Items]
Administrative expenses.	34,356	32,697	32,209
Professional fees
Disclosure of administrative expense [Line Items]
Administrative expenses.	9,907	10,920	12,393
Sundry charges
Disclosure of administrative expense [Line Items]
Administrative expenses.	8,915	9,070	8,968
Board of Directors' compensation
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,223	3,873	1,992
Short-term and low-value lease
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,021	1,554	294
Depreciation and amortization
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,998	2,460	3,680
Subscriptions and quotes
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,469	1,366	1,426
Insurance
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,326	1,302	1,748
Maintenance and repairs
Disclosure of administrative expense [Line Items]
Administrative expenses.	712	546	546
Communications
Disclosure of administrative expense [Line Items]
Administrative expenses.	748	825	854
Transport
Disclosure of administrative expense [Line Items]
Administrative expenses.	673	525	278
Canons and tributes
Disclosure of administrative expense [Line Items]
Administrative expenses.	541	447	369
Travel and mobility
Disclosure of administrative expense [Line Items]
Administrative expenses.	258	230	100
Consumption of materials and supplies
Disclosure of administrative expense [Line Items]
Administrative expenses.	218	242	398
Donations
Disclosure of administrative expense [Line Items]
Administrative expenses.	0	251	607
Software licenses
Disclosure of administrative expense [Line Items]
Administrative expenses.	0	1,420	1,723
Allowance for doubtful accounts [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 3,818	$ 0	$ 0